Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4. Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Company’s accounting policies, which are described in Note 3, the reported amounts of assets and liabilities and disclosure of commitments at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, and current and expected economic conditions. Actual results could differ from those estimates.

Management’s estimates and underlying assumptions are reviewed on an ongoing basis. Any changes or revisions to estimates and underlying assumptions are recognized in the period in which the estimates are revised and in any future periods affected.

The key sources of estimation uncertainty and judgments used in the preparation of these consolidated financial statements that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities and earnings within the next financial year are discussed below.

Mineral Reserves, Mineral Resource estimates and depletion

Mineral interests represent agreements for which settlement is called for in the payment of royalties or the multi-year delivery with reference to a percentage of production from a mine. Mineral interests comprise a large component of the Company’s assets and, as such, any change in the Mineral Resources and Mineral Reserves estimates of the properties to which the interests relate may have a significant effect on the Company’s consolidated financial statements. The estimation of Mineral Resources and Mineral Reserves is applied in estimating future deliveries under the agreement and determines rates of depletion and recoverability of the carrying value of the mineral interests.

In assessing the Company’s estimates of Mineral Resources and Mineral Reserves for a specific property, the Company assesses public disclosures of Mineral Resources and Mineral Reserves released by the operators and, if available, the associated mine plan to estimate total expected deliveries under the agreement.

The estimation of recoverable Mineral Resources and Mineral Reserves in respect of each agreement is generally based upon factors such as:

●	estimates of mine operating costs;
●	foreign exchange rates and commodity prices;
●	terms for offtake agreements;
●	future development costs; and
●	geological interpretation of drill results and judgments made in estimating the size and grade of the ore body.

The Company estimates exploration potential based on:

●	the size of the land package applicable to the agreement;
●	the cost and intensity of exploration programs proposed by the mine operator;
●	geological structures; and
●	ore body continuity and assessment of geotechnical limits.

These assumptions are, by their nature, subject to interpretation and uncertainty.

The estimates of Mineral Resources and Mineral Reserves may change based on additional knowledge gained subsequent to the initial assessment. Changes in the estimates of Mineral Resources and Mineral Reserves may materially impact the recorded amounts of depletion and the assessed recoverability of the carrying value of royalty and stream interests.

Impairment

As at December 31, 2022, the Company identified an indicator of impairment for the Beaufor mineral interest. As a result, the Company performed an impairment assessment, resulting in an impairment charge recognized in the consolidated statements of income and comprehensive income. Refer to Note 13 for additional disclosures.

Income taxes

The interpretation and application of existing tax laws, regulations and rules in Australia, Bermuda, Canada, Colombia, Mongolia, Peru, South Africa, the United Kingdom and the United States, or any of the other potential countries in which mineral interests are located or where commodities are sold, requires judgment. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is based on facts and circumstances of the relevant tax position, considering all available evidence. Differing interpretation of these laws, regulations or rules could result in an increase in the Company’s taxes, governmental charges, duties or impositions.

Business combinations

The assessment of whether an acquisition meets the definition of a business or is considered the acquisition of an asset is an area of key judgment. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable asset and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of consideration over the fair value of the net identifiable assets acquired is recognized as goodwill. The determination of the acquisition date fair values often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of assets acquired and liabilities assumed, that of mineral interests and other properties in particular, generally require a high degree of judgment and include estimates of Mineral Resources and Mineral Reserves acquired, future metal prices, discount rates and reserve/resource conversion. Changes in the judgments made or in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.